Annual Fund Operating Expenses - Institutional - Vanguard Institutional Target Retirement 2020 Fund - Institutional Shares	Jan. 31, 2021
Operating Expenses:
Management Fees	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	0.09%